Financial Assets and Financial Liabilities	12 Months Ended
Sep. 30, 2018
Financial Assets and Financial Liabilities
Financial Assets and Financial Liabilities

FINANCIAL ASSETS AND FINANCIAL LIABILITIES

Accounting policy

Recognition

Purchases and sales of regular way financial assets, except for loans and receivables, are recognised on trade-date; the date on which the Group commits to purchase or sell the asset. Loans and receivables are recognised on settlement date, when cash is advanced to the borrowers.

Financial liabilities are recognised when an obligation arises.

Classification and measurement

The Group classifies its financial assets in the following categories: cash and balances with central banks, receivables due from financial institutions, trading securities and financial assets designated at fair value, derivative financial instruments, available-for-sale securities, loans, life insurance assets and regulatory deposits with central banks overseas. The Group has not classified any of its financial assets as held-to-maturity investments.

The Group classifies significant financial liabilities in the following categories: payables due to other financial institutions, deposits and other borrowings, other financial liabilities at fair value through income statement, derivative financial instruments, debt issues and loan capital.

Financial assets and financial liabilities measured at fair value through income statement are recognised initially at fair value. All other financial assets and financial liabilities are recognised initially at fair value plus directly attributable transaction costs.

The accounting policy for each category of financial asset or financial liability mentioned above is set out in the note for the relevant item.

The Group’s policies for determining the fair value of financial assets and financial liabilities are set out in Note 23.

Derecognition

Financial assets are derecognised when the rights to receive cash flows from the asset have expired, or when the Group has either transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full under a ‘pass through’ arrangement and transferred substantially all the risks and rewards of ownership.

There may be situations where the Group has partially transferred the risks and rewards of ownership but has neither transferred nor retained substantially all the risks and rewards of ownership. In such situations, the asset continues to be recognised on the balance sheet to the extent of the Group’s continuing involvement in the asset.

Financial liabilities are derecognised when the obligation is discharged, cancelled or expires. Where an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, the exchange or modification is treated as a derecognition of the original liability and the recognition of a new liability, with the difference in the respective carrying amounts recognised in the income statement.